Long-Term Debt - Total Long-Term Debt Outstanding Maturities (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Debt Disclosure [Abstract]
2016	$ 191
2017	116
2018	114
2019	713
2020	113
Thereafter	460
Total	$ 1,707